UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2009

Date of reporting period:  April 30, 2009

Item 1. Report to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Shares

SEMI-ANNUAL REPORT
April 30, 2009

June, 2009

Dear Shareholder:

The six month period 11/01/08 – 04/30/09 was characterized by a decline in equity market indices, regardless of market capitalization.  For the same period the S&P 500® Index posted a return of -8.53% while the Russell 2000® Index declined -8.40%.  Within the six month period, the first four months saw declines in the broader markets as credit markets continued to remain frozen and consumer confidence dwindled.  In the remaining two months of the period, the markets had a substantial rally.  Our performance in both the Equity Income Fund and the Small Cap Value Fund, on a relative basis, was much stronger in the latter period, with the strongest relative performance in the technology sector.

Huber Capital Equity Income Fund Review
For the six month period of November 1, 2008 through April 30, 2009, the Equity Income Fund’s return was -6.66%, outperforming the broader equity markets as measured by the Russell 1000® Value Index and the S&P 500 Index, which generated total returns of -13.27% and -8.53%, respectively.  The sectors that contributed most positively to the fund’s performance were Technology, Consumer Staples, and Financial Services while sectors that detracted from performance were Utilities, Consumer Discretionary, and Integrated Oils.  Stocks that contributed strongly to performance were XL Capital (a provider of insurance and reinsurance) and NBTY Inc. (a leading manufacturer and retailer of nutritional supplements).  We were most negatively impacted by Citigroup and Bank of America, two commercial banks, as well as being underweight in the Utilities sector, one of the better performing sectors in the benchmark during the period.

Huber Capital Small Cap Value Fund Review
For the six month period of November 1, 2008 through April 30, 2009, the Small Cap Value Fund’s return was -1.80%, outperforming the benchmark Russell 2000® Value Index and Russell 2000 Index, which generated total returns of -12.61% and -8.40%, respectively.  The Sectors that contributed most positively to the fund’s performance were Technology, Consumer Staples, and Financial Services.  Sectors that underperformed were Healthcare and Materials and Processing.  Stocks that contributed strongly to performance were XL Capital, NBTY, and Interval Leisure Group (a company that primarily deals in timeshare exchanges).  Significant negative factors for the Small Cap Value Fund during the period were Capital Lease Funding (a triple net commercial lease REIT) and Nelnet (a provider of education planning and financing to students, families, and schools).

Outlook
The economy was in shambles in the recent period with first quarter 2009  Gross Domestic Product (GDP) declining at an annual rate of 5.7% on top of the fourth quarter 2008 GDP decline of 6.3%.  The fiscal and monetary response has been massive but it is unclear at this point how effective these various programs will be.  There are some early signs of improvement in the credit markets and in housing and consumer spending.  On the negative side, companies have continued to aggressively reduce costs to preserve profitability and reduced inventories to improve cash flow.  While both may serve to exacerbate the downturn, they should also help spring-load an eventual recovery.

The six month period ended April was a highly volatile period for the markets.  The equity markets were in freefall for much of the period, only to bottom in early March and have a dramatic recovery that continued through May.  A key question at this stage is whether we are in a bear market rally or if the market has truly “turned the corner”.  We have no particular insight as we are stock pickers, not economic forecasters.  While many of our companies have had their earnings chopped by the downturn, many others have performed admirably.  In each circumstance, we remain focused on the long term earnings power of the business, rather than short term profitability.   We see good opportunities in companies that, in our view are cheap on normalized earnings once the economy recovers as well as companies that are cheap on today’s earnings.

As illustrated above, we performed well in the first half of the fiscal year in both products relative to their respective benchmarks.  We continue our approach of seeking out companies on a stock by stock basis, looking for those companies that are trading below intrinsic value on a normalized basis, based on a discounted valuation of future cash flows over the long-term.  In the Small Cap Value Fund, we are overweight in the Consumer and Technology sectors, while being underweight in Financials and Utilities.  In the Equity Income Fund, we are overweight in Technology and Materials and Processing, while being underweight in Financial Services, Energy and Utilities.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  One cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

6/09

Huber Funds

EXPENSE EXAMPLE – April 30, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/08 – 4/30/09).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – April 30, 2009 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/08	4/30/09	11/1/08 – 4/30/09*
Actual
Equity Income Fund	$1,000.00	$ 933.40	$7.14
Small Cap Value Fund	$1,000.00	$ 982.00	$9.78

Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,017.41	$7.45
Small Cap Value Fund	$1,000.00	$1,014.93	$9.94

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2009 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited)

Shares	COMMON STOCKS - 96.43%	Value

	Aerospace & Defense - 3.50%
800	KBR, Inc.	$12,496
700	Northrop Grumman Corp.	33,845
		46,341
	Air Freight & Logistics - 2.54%
600	FedEx Corp.	33,576

	Beverages - 1.95%
600	The Coca-Cola Co.	25,830

	Chemicals - 4.79%
400	Agrium Inc. (b)	17,208
800	BASF AG - ADR	30,361
400	Eastman Chemical Co.	15,872
		63,441
	Commercial Banks - 1.69%
2,500	Bank of America Corp.	22,325

	Construction & Engineering - 1.14%
400	Fluor Corp.	15,148

	Diversified Financial Services - 2.92%
4,000	Citigroup Inc.	12,200
800	JPMorgan Chase & Co.	26,400
		38,600
	Electric Utilities - 7.11%
1,130	Alliant Energy Corp.	25,267
1,500	American Electric Power Co., Inc.	39,570
400	Exelon Corp.	18,452
200	FPL Group, Inc.	10,758
		94,047
	Electronic Equipment, Instruments
	& Components - 1.32%
1,000	Tyco Electronics Ltd.	17,440

	Food Products - 2.69%
700	ConAgra Foods, Inc.	12,390
2,200	Tyson Foods, Inc. - Class A	23,188
		35,578
	Home Improvement Stores - 1.99%
1,000	Home Depot, Inc.	26,320

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited), Continued

Shares		Value

	Insurance - 10.90%
23,000	Conseco, Inc. (a)	$36,800
11,300	XL Capital Ltd. - Class A	107,463
		144,263
	Internet & Catalog Retail - 2.49%
2,000	eBay Inc. (a)	32,940

	Internet Software & Services - 2.39%
80	Google, Inc. - Class A (a)	31,677

	Land Subdividers & Developers,
	Except Cemeteries - 4.01%
7,400	MI Developments, Inc. - Class A	53,058

	Machinery - 1.79%
350	Flowserve Corp.	23,765

	Metals & Mining - 0.96%
1,400	Alcoa Inc.	12,698

	Oil & Gas - 3.45%
1,000	Royal Dutch Shell PLC - ADR	45,680

	Personal Products - 5.68%
1,100	Mead Johnson Nutrition Co. - Class A (a)	31,075
1,700	NBTY, Inc. (a)	44,047
		75,122
	Pharmaceuticals - 8.50%
3,400	Pfizer, Inc.	45,424
1,300	Schering-Plough Corp.	29,926
1,200	Watson Pharmaceuticals, Inc. (a)	37,128
		112,478
	Real Estate - 2.40%
10,700	CapLease, Inc.	31,779

	Residential Construction - 1.99%
3,400	Lennar Corp. - Class B	26,282

	Software - 16.13%
5,700	CA Inc.	98,325
3,200	Microsoft Corp.	64,832
2,600	Oracle Corp.	50,284
		213,441

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited), Continued

Shares		Value

	Tobacco - 4.10%
1,500	Philip Morris International, Inc.	$54,300
	TOTAL COMMON STOCKS
	(Cost $1,660,241)	1,276,129

	SHORT-TERM INVESTMENTS - 6.25%
41,366	SEI Daily Income Treasury Fund	41,366
41,366	SEI Daily Income Trust Government Fund	41,366
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $82,732)	82,732

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,742,973) - 102.68%	1,358,861
	Liabilities in Excess of Other Assets - (2.68)%	(35,473)
	NET ASSETS - 100.00%	$1,323,388

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited)

Shares	COMMON STOCKS - 95.20%	Value

	Air Freight & Logistics - 1.16%
5,100	Livingston International Income Fund (b)	$18,164

	Building Products - 1.00%
1,800	Griffon Corp. (a)	15,606

	Chemicals - 0.92%
200	CF Industries Holdings, Inc.	14,410

	Computers & Peripherals - 1.10%
1,800	STEC Inc. (a)	17,280

	Consumer Finance - 6.51%
5,700	EZcorp, Inc. - Class A (a)	70,623
5,200	Nelnet, Inc. - Class A (a)	31,356
		101,979
	Containers & Packaging - 2.55%
8,000	UFP Technologies, Inc. (a)	39,920

	Electric Utilities - 4.25%
2,000	Alliant Energy Corp.	44,720
1,200	Portland General Electric Company	21,924
		66,644
	Energy Equipment & Services - 2.00%
4,850	Global Industries, Ltd. (a)	31,380

	Food Products - 5.33%
1,200	Imperial Sugar Company	7,860
17,196	Overhill Farms, Inc. (a)	75,662
		83,522
	Health Care Providers & Services - 1.13%
7,870	Tenet Healthcare Corp. (a)	17,708

	Hotels, Restaurants & Leisure - 14.55%
13,090	Boston Pizza Royalties Income Fund (b)	97,410
1,690	Famous Dave’s of America, Inc. (a)	11,424
10,900	Interval Leisure Group, Inc. (a)	87,309
7,100	Second Cup Royalty Income Fund (b)	31,772
		227,915
	Insurance - 11.48%
28,000	Conseco, Inc. (a)	44,800
14,200	XL Capital Ltd. - Class A	135,042
		179,842

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited), Continued

Shares		Value

	Internet Software & Services - 4.51%
4,762	Bidz.com, Inc. (a)	$19,620
25,513	LiveDeal, Inc. (a) (c)	51,026
		70,646
	IT Services - 4.26%
16,500	infoGROUP, Inc. (a)	66,825

	Land Subdividers & Developers,
	Except Cemeteries - 3.89%
8,500	MI Developments, Inc. - Class A	60,945

	Machinery - 4.14%
4,500	Armtec Infrastructure Trust Unit (b)	64,862

	Metals & Mining - 0.96%
1,560	A. M. Castle & Co.	15,116

	Paper & Forest Products - 2.15%
11,800	Kapstone Paper and Packaging Corp. (a)	33,630

	Personal Products - 7.49%
5,900	Argan, Inc. (a) (c)	78,529
1,500	NBTY, Inc. (a)	38,865
		117,394
	Pharmaceuticals - 3.75%
1,900	Watson Pharmaceuticals, Inc. (a)	58,786

	Real Estate - 6.46%
34,100	CapLease, Inc.	101,277

	Residential Construction - 1.73%
3,500	Lennar Corp. - Class B	27,055

	Specialty Retail - 1.23%
1,000	Rent-A-Center, Inc. (a)	19,250

	Textiles, Apparel & Luxury Goods - 2.65%
17,070	Crown Crafts, Inc. (a) (c)	33,713
2,720	Hampshire Group, Ltd. (a)	7,888
		41,601
	TOTAL COMMON STOCKS
	(Cost $2,020,126)	1,491,757

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2009 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 8.70%	Value
68,155	SEI Daily Income Treasury Fund	$68,155
68,154	SEI Daily Income Trust Government Fund	68,154
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $136,309)	136,309

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,156,435) - 103.90%	1,628,066
	Liabilities in Excess of Other Assets - (3.90)%	(61,053)
	NET ASSETS - 100.00%	$1,567,013

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Security is considered illiquid. As of April 30, 2009, the value of these investments were $163,268 or 10.42% of net assets. See Note 2 (I) in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2009 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $1,742,973 and $2,156,435, respectively)	$1,358,861	$1,628,066
Receivables for:
Investments sold	35,397	6,583
Dividends and interest	2,148	1,980
Due from Adviser (Note 3)	22,843	22,284
Prepaid expenses	6,465	6,641
Total assets	1,425,714	1,665,554

LIABILITIES
Payables for:
Securities purchased	75,956	71,588
Audit fees	9,018	9,018
Fund accounting fees	4,261	4,373
Transfer agent fees and expenses	4,580	4,253
Administration fees	1,687	1,694
Custody fees	1,035	2,162
Chief Compliance Officer fee	872	813
Shareholder reporting	1,264	678
Shareholder servicing fees	367	446
Distribution fees	716	877
Legal fees	2,570	2,639
Total liabilities	102,326	98,541
NET ASSETS	$1,323,388	$1,567,013

CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$1,323,388	$1,567,013
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	272,258	321,650
Net asset value, offering and
redemption price per share	$4.86	$4.87

COMPONENTS OF NET ASSETS
Paid-in capital	$2,545,419	$2,606,055
Undistributed net investment income	5,419	6,181
Accumulated net realized loss on investments
and foreign currency related transactions	(843,338)	(516,891)
Net unrealized depreciation on investments
and foreign currency related transactions	(384,112)	(528,332)
Net assets	$1,323,388	$1,567,013

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2009 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $598 and $2,710, respectively)	$15,729	$16,952
Interest	63	74
Total income	15,792	17,026
Expenses
Administration fees (Note 3)	15,187	15,187
Fund accounting fees (Note 3)	13,388	13,479
Transfer agent fees and expenses (Note 3)	11,954	12,227
Audit fees	9,028	9,028
Registration fees	7,294	7,176
Legal fees	5,340	5,116
Advisory fees (Note 3)	4,391	8,029
Custody fees (Note 3)	3,359	4,768
Trustee fees	2,972	2,993
Chief Compliance Officer fee (Note 3)	2,456	2,480
Shareholder servicing fees (Note 4)	1,097	1,338
Distribution fees (Note 5)	1,097	1,338
Insurance expense	1,025	1,434
Reports to shareholders	773	623
Miscellaneous	603	600
Total expenses	79,964	85,816
Less: advisory fee waiver
and reimbursement (Note 3)	(73,263)	(75,148)
Net expenses	6,701	10,668
Net investment income	9,091	6,358

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments and
foreign currency related transactions	(383,420)	(380,863)
Net change in unrealized depreciation
on investments and foreign currency
related transactions	315,800	350,154
Net realized and unrealized loss on investments
and foreign currency related transactions	(67,620)	(30,709)
Net Decrease in Net Assets
Resulting from Operations	$(58,529)	$(24,351)

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,091	$14,779
Net realized loss on investments	(383,420)	(459,936)
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency related transactions	315,800	(675,900)
Net decrease in net assets
resulting from operations	(58,529)	(1,121,057)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(16,087)	(3,009)
From net realized gain on investments	—	(60,679)
Total distributions to shareholders	(16,087)	(63,688)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	312,792	626,127
Total increase (decrease) in net assets	238,176	(558,618)

NET ASSETS
Beginning of period	1,085,212	1,643,830
End of period	$1,323,388	$1,085,212
Accumulated net investment income	$5,419	$12,415

(a)  A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	64,224	$298,000	88,729	$808,463
Shares issued on
reinvestments
of distributions	3,387	14,837	6,401	63,688
Shares redeemed	(9)	(45)	(30,600)	(246,024)
Net increase	67,602	$312,792	64,530	$626,127

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Six Months
	Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$6,358	$(3,478)
Net realized loss on investments and
foreign currency related transactions	(380,863)	(135,761)
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency related transactions	350,154	(792,160)
Net decrease in net assets
resulting from operations	(24,351)	(931,399)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(177)	(1,609)
From net realized gain on investments	—	(30,260)
Total distributions to shareholders	(177)	(31,869)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	235,981	1,033,516
Total increase in net assets	211,453	70,248

NET ASSETS
Beginning of period	1,355,560	1,285,312
End of period	$1,567,013	$1,355,560
Accumulated net investment income	$6,181	$—

(a)  A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	69,651	$319,925	132,602	$1,050,960
Shares issued on
reinvestments
of distributions	45	177	3,998	31,868
Shares redeemed	(21,132)	(84,121)	(6,700)	(49,312)
Net increase	48,564	$235,981	129,900	$1,033,516

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended		Year	June 29, 2007*
	April 30, 2009		Ended	through
	(Unaudited)		October 31, 2008	October 31, 2007
Net asset value,
beginning of period	$5.30		$11.73	$10.00

Income from investment operations:
Net investment income	0.04		0.08	0.00	+
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	(0.40)		(6.07)	1.73
Total from investment operations	(0.36)		(5.99)	1.73

Less distributions:
From net investment income	(0.08)		(0.02)	—
From net realized
gain on investments	—		(0.42)	—
Total distributions	(0.08)		(0.44)	—

Net asset value, end of period	$4.86		$5.30	$11.73

Total return	-6.66	%‡	-52.82%	17.30	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,323		$1,085	$1,644
Ratio of expenses
to average net assets:
Before expense reimbursement	18.21	%†	10.73%	33.55	%†
After expense reimbursement	1.49	%†	1.49%	1.49	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(14.62	%)†	(8.35%)	(31.70	%)†
After expense reimbursement	2.10	%†	0.89%	0.36	%†
Portfolio turnover rate	46.37	%‡	98.32%	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended		Year	June 29, 2007*
	April 30, 2009		Ended	through
	(Unaudited)		October 31, 2008	October 31, 2007
Net asset value,
beginning of period	$4.96		$8.98	$10.00

Income from investment operations:
Net investment income (loss)	0.02		(0.01)	(0.01)
Net realized and unrealized
loss on investments
and foreign currency
related transactions	(0.11)		(3.79)	(1.01)
Total from investment operations	(0.09)		(3.80)	(1.02)

Less distributions:
From net investment income	(0.00	)+	(0.01)	—
From net realized
gain on investments	—		(0.21)	—
Total distributions	(0.00	)+	(0.22)	—

Net asset value, end of period	$4.87		$4.96	$8.98

Total return	-1.80	%‡	-43.22%	-10.20	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,567		$1,356	$1,285
Ratio of expenses
to average net assets:
Before expense
reimbursement	16.04	%†	11.93%	36.69	%†
After expense
reimbursement	1.99	%†	1.99%	1.99	%†
Ratio of net investment income (loss)
to average net assets:
Before expense
reimbursement	(12.86	%)†	(10.17%)	(35.64	%)†
After expense
reimbursement	1.19	%†	(0.23%)	(0.94	%)†
Portfolio turnover rate	40.75	%‡	54.32%	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value per share.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), Continued

with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See Note 7 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on either Fund’s net assets or results of operations.

Generally, tax authorities can examine all tax returns filed for the last three years. As of April 30, 2009, open tax years include the tax years ended October 31, 2007 through 2008.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Securities Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, annually and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), Continued

principles generally accepted in the United States of America. To the extent these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

H.
REITs: The Small Cap Value Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

I.
Illiquid or Restricted Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.  At April 30, 2009, the Small Cap Value Fund had investments in illiquid securities with a total value of $163,268 or 10.42% of net assets.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), Continued

Information concerning these illiquid securities is as follows:

		Dates	Cost
Small Cap Value Fund	Shares	Acquired	Basis
Argan, Inc.	5,900	11/07 – 1/09	$ 68,132
Crown Crafts, Inc.	17,070	6/07 – 4/09	62,982
LiveDeal, Inc.	25,513	6/07 – 7/08	116,259

J.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the six months ended April 30, 2009, the Equity Income Fund and the Small Cap Value Fund incurred $4,391 and $8,029, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), Continued

reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2009, the Adviser reduced its fees and absorbed Fund expenses in the amount of $73,263 for the Equity Income Fund and $75,148 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011	2012	Total
Equity Income Fund	$59,225	$153,955	$73,263	$286,443
Small Cap Value Fund	$58,143	$152,529	$75,148	$285,820

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2009, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

	Equity Income Fund	Small Cap Value Fund
Administration	$15,187	$15,187
Fund accounting	13,388	13,479
Transfer agency	9,360	9,372
Custody	3,359	4,768

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended April 30, 2009, the Equity Income Fund and the Small Cap Value Fund were allocated $2,456 and $2,480, respectively, of the Chief Compliance Officer fee.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), Continued

NOTE 4 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2009, the Equity Income Fund and the Small Cap Value Fund incurred shareholder servicing fees of $1,097 and $1,338 under the Agreement, respectively.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2009, the Equity Income Fund and the Small Cap Value Fund paid the Distributor $1,097 and $1,338, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$759,880	$662,756
Sales	426,730	454,610

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), Continued

NOTE 7 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2009:

Equity Income Fund

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant Other
		Active Markets For	Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$1,358,861	$1,358,861	$—	$—
Total	$1,358,861	$1,358,861	$—	$—

Small Cap Value Fund

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant Other
		Active Markets For	Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$1,628,066	$1,628,066	$—	$—
Total	$1,628,066	$1,628,066	$—	$—

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2009 (Unaudited), Continued

The tax character of distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 was as follows:

	Equity Income Fund
	April 30, 2009	October 31, 2008
Ordinary income	$16,087	$63,688

	Small Cap Value Fund
	April 30, 2009	October 31, 2008
Return of capital	$—	$1,609
Ordinary income	177	30,260

Ordinary income distributions may include dividends paid from short-term capital gains.

As of October 31, 2008, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$1,933,370	$2,252,351
Gross tax unrealized appreciation	17,097	41,004
Gross tax unrealized depreciation	(877,052)	(946,857)
Net tax unrealized depreciation	(859,955)	(905,853)
Net unrealized depreciation foreign currency	—	(34)
Undistributed ordinary income	12,415	—
Undistributed long-term capital gain	—	—
Total distributable earnings	12,415	—
Other accumulated gains/(losses)	(299,875)	(108,627)
Total accumulated earnings	$(1,147,415)	$(1,014,514)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  The Equity Income Fund and the Small Cap Value Fund had losses of $299,875 and $108,627, respectively, which expire in 2016.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2009 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2008 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund with the Adviser for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the   performance of the Funds as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper. In reviewing the performance of the Funds, the Board took into account that the Funds were new, with little more than one year of performance history.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Huber Capital Equity Income Fund: The Board noted that the Equity Income Fund’s performance was below its peer group median and averages for all relevant periods.

Huber Capital Small Cap Value Fund: The Board noted that the Small Cap Value Fund’s performance was below its peer group median and averages for all relevant periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

Huber Capital Equity Income Fund:The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Equity Income Fund of 1.49% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the median and average of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

Huber Capital Small Cap Value Fund:  The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Small Cap Value Fund of 1.99%.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were above its peer group median and also above the fees charged by the Adviser to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  In this regard, the Board noted that the Adviser anticipates instituting

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

breakpoints when the Funds’ assets reach significantly higher levels.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Funds do not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, particularly benefits received in exchange for Rule 12b-1 fees. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund would be in the best interest of each Fund and its shareholders.

Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California  90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
                                                  Douglas G. Hess, President

Date     7/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas G. Hess
                                                  Douglas G. Hess, President

Date     7/1/09

By (Signature and Title)*      /s/ Cheryl L. King
                                                  Cheryl L. King, Treasurer

Date     7/1/09

* Print the name and title of each signing officer under his or her signature.